Fair Value Measurements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Private warrants	$ 520,000		$ 490,000	$ 390,000
Change in fair value	$ 30,000	$ 10,000	$ 100,000	$ (130,000)